SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0		$ 0
Cash FDIC insured amount	250,000		250,000
Cash due from banks	107,386		107,386
Allowance for credit losses	0		0		0
Bad debt expense	0	$ 0	0	$ 0
Accounts receivable	507,417		507,417		$ 489,426
Research and development costs	$ 66	$ 124,417	$ 11,186	$ 215,087